Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

	(b)	(c)
	Identity of Issuer,	Description of Investment, including	(d)	(e)
	Borrower or	Maturity Date, Rate of Interest,	Cost	Current
(a)	Similar Party	Collateral, Par or Maturity Value	Value	Value
*	T. Rowe Price	Retirement 2050 Fund	**	$29,017,261
	Vanguard	Institutional Index	**	22,931,428
*	T. Rowe Price	Retirement 2040 Fund	**	20,774,545
*	T. Rowe Price	Retirement 2030 Fund	**	19,686,929
*	T. Rowe Price	Retirement 2045 Fund	**	18,580,947
	MFS	Growth L	**	15,860,116
*	T. Rowe Price	Retirement 2055 Fund	**	15,176,943
*	Range Resources Corporation	Common Stock	**	11,891,301
	Vanguard	Equity Income	**	8,990,983
*	T. Rowe Price	Retirement 2035 Fund	**	8,377,762
	Putnam	Stable Value 15	**	6,579,492
	MFS	International Diversification R6	**	5,796,236
*	T. Rowe Price	Retirement 2025 Fund	**	5,307,353
	Janus Henderson	Enterprise Fund Class N	**	3,901,331
	Vanguard	Mid Cap Index Admiral	**	3,573,235
	John Hancock	Disciplined Value Mid Cap - R6	**	3,484,050
	Vanguard	Total International Stock Index Admiral	**	3,346,189
	Vanguard	Treasury Money Market	**	3,142,145
	Vanguard	Small Cap Index Admiral	**	3,052,912
	JPMorgan	Undiscovered Managers Behavioral Value Fund R6	**	2,879,743
*	T. Rowe Price	Retirement 2060 Fund	**	2,744,740
	Vanguard	Total Bond Index Admiral	**	2,631,212
	Blackrock	Global Allocation Fund - Institutional	**	2,597,417
	Pimco	Income Institutional	**	2,552,462
*	T. Rowe Price	QM U.S. Small-Cap Growth Equity	**	2,129,311
*	T. Rowe Price	Retirement 2015 Fund	**	2,122,547
*	T. Rowe Price	Retirement 2020 Fund	**	1,943,269
	Prudential	Total Return Bond	**	1,760,712
	Goldman Sachs	Emerging Markets Equity Insights Fund International	**	1,445,593
	Pimco	Real Return Fund	**	1,340,455
	Deutsche	Real Estate Securities - Institutional	**	1,317,188
	BNY Mellon	Natural Resources Fund Y	**	1,301,476
*	T. Rowe Price	Retirement 2065 Fund	**	1,295,112
*	T. Rowe Price	International Discovery Fund	**	1,218,215
	Vanguard	REIT Index Fund Admiral Shares	**	1,020,007
*	T. Rowe Price	Retirement Balanced	**	973,759
	Pimco	International Bond (USD Hedged) - Institutional	**	810,560
*	T. Rowe Price	Retirement 2010 Fund	**	39,048
	Vanguard	Federal Money Market Fund	**	19,295
***	Self-directed brokerage	Various permitted investments	**	3,073,952
*	Participant loans	5.25% - 10.50% ; 1 - 5 years	-0-	1,806,308

				$246,493,539
*	A party-in-interest as defined by ERISA
**	Cost not necessary due to participant-directed investments
***	Offered through Charles Schwab